Acquisition of Evelyn Partners - Impact on the cash flow statement (Details) - Evelyn Partners £ in Millions	6 Months Ended
Jun. 30, 2026 GBP (£)
Acquisition of Evelyn Partners
Cash consideration paid	£ 2,187
Less: cash and cash equivalents acquired	172
Net cash outflow on acquisition	£ 2,015